Income Tax - Reconciliation of effective tax rate and statutory income tax rate applicable to PRC operations (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
(Loss)/income before income taxes	¥ 96,324	¥ 37,060	¥ (159,500)
Income tax computed at PRC statutory tax rate	24,081	9,265	(39,875)
Effect of non-taxable income	(3,516)	(2,444)	(249)
Effect of non-deductible expenses	2,085	1,674	33,426
Effect of preferential tax rate	(7,282)	(4,019)	14,064
Deferred income tax liabilities for undistributed profits			(4,332)	¥ 4,332
Withholding income tax accrued for declared dividends			5,859
Changes of valuation allowances	(1,682)	523	1,293
Late payment surcharge on uncertain tax position	852	553
Others	866	(182)
Income Tax Expense (Benefit)	¥ 15,404	¥ 5,370	¥ 10,186